Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of supplement cash flow information [Line Items]
Other, net	¥ 1,392,565	¥ (207,829)	¥ (1,898,143)
Net increase in time deposits [Member]
Disclosure of supplement cash flow information [Line Items]
Other, net	¥ 1,395,707
Net decrease in time deposits [Member]
Disclosure of supplement cash flow information [Line Items]
Other, net		¥ 307,970